Rental expense and commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments Due, Current	$ 37,188	[1]
Operating Leases, Future Minimum Payments, Due in Two Years	35,192	[1]
Operating Leases, Future Minimum Payments, Due in Three Years	31,825	[1]
Operating Leases, Future Minimum Payments, Due in Four Years	25,815	[1]
Operating Leases, Future Minimum Payments, Due in Five Years	20,858	[1]
Operating Leases, Future Minimum Payments, Due Thereafter	146,474	[1]
Operating Leases, Future Minimum Payments Due	$ 297,352	[1]

[1]	Minimum payments have not been reduced by minimum non-cancelable sublease rentals due in the future of $6.2 million at December 31, 2013.